Discontinued Operations (Tables)	3 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Operation of the Company Classified As Discontinued Operations

The following table presents the results of operations of the Company classified as discontinued operations for the periods presented:

	Three months ended December 31,	For the Years Ended September 30,
	2024	2024	2023
REVENUES
Revenue - general support services - related party	$—	$4,800,000	$19,200,000
Revenue - financial services	403,558	1,113,461	2,097,642
Total revenues	403,558	5,913,461	21,297,642

COSTS OF REVENUES
Cost of revenue - general support services - related party	—	4,650,000	18,775,000
Cost of revenue - financial services	42,944	264,945	2,865,783
Total costs of revenues	42,944	4,914,945	21,640,783

GROSS PROFIT (LOSS)
Gross profit - general support services - related party	—	150,000	425,000
Gross profit (loss) - financial services	360,614	848,516	(768,141)
Total gross profit (loss)	360,614	998,516	(343,141)

OPERATING EXPENSES:
Advertising	91	44,488	15,243
Professional fees	187,006	747,252	857,364
Compensation and related benefits	159,240	825,315	702,625
Amortization of intangible assets	3,370	13,813	8,549
Bad debt expense – related parties	—	6,141,000	650,285
Other general and administrative	75,534	300,071	226,262
Impairment loss	—	—
Total operating expenses	425,241	8,071,939	2,460,328

LOSS FROM OPERATIONS	(64,627)	(7,073,423)	(2,803,469)

OTHER (EXPENSE) INCOME:
Interest expense - related parties	(82,186)	(162,621)	(1,213)
Loss on extinguishment of vendor obligations	—	—
Gain on extinguishment of vendor obligations	—	—
Gain on termination of GSS GSA – related party	—	6,082,962
Gain on extinguishment of due to affiliates	—	—
Other (expense) income	(11,162)	12,161	36,568
Total other (expense) income, net	(93,348)	5,932,502	35,355
NET LOSS	$(157,975)	$(1,140,921)	$(2,768,114)

Schedule of the Carrying Amounts of Major Classes of Assets and Liabilities of the Company Classified as Discontinued Operations

The following tables presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of the periods presented:

	December 31,	September 30,	September 30,
	2024	2024	2023
Cash	$148,679	$3,305	$11,470
Customer custodial funds	811,265	31,781	672,500
Customer digital currency assets	22,930	615,362	—
Due from affiliates	50,768	35,046	2,039,274
Notes receivable, related parties, net	—	—	162,820
Other classes of current assets that are not major	55,410	35,756	26,644
Total current assets	1,089,052	721,250	2,912,708
Other classes of non-current assets that are not major	14,887	19,290	33,000
Total assets	$1,103,939	$740,540	$2,945,708

	December 31,	September 30,	September 30,
	2024	2024	2023
Accounts payable	$504,249	$448,307	$138,666
Customer custodial cash liabilities	972,941	827,589	1,443,011
Customer digital currency liabilities	10,514	23,605	—
Due to affiliates	479,608	537,053	5,552,931
Loan payable, related parties, current	682,875	720,515	—
Interest payable, related parties, current	203,755	169,052	—
Accrued expenses and other current liabilities	308,567	357,835	208,228
Total current liabilities	3,162,509	3,083,956	7,342,836
Loan payable – related parties, net of current portion	17,368	26,362	150,619
Interest payable – related parties, net of current portion	—	2,474	1,208
Total liabilities	$3,179,877	$3,112,792	$7,494,663